UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2008




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2008

                       USAA INTERMEDIATE-TERM BOND FUND



[LOGO OF USAA]
   USAA(R)

                              USAA INTERMEDIATE-TERM
                                     BOND Fund

                                   [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

                              S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2008

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

   Portfolio of Investments                                                  14

   Notes to Portfolio of Investments                                         35

   Financial Statements                                                      38

   Notes to Financial Statements                                             41

EXPENSE EXAMPLE                                                              53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                        REMEMBER, WHEN THE MARKETS REBOUND,
[PHOTO OF CHRISTOPHER W. CLAUS]    AND THEY WILL EVENTUALLY, ONLY THOSE WHO ARE
                                     INVESTED HAVE THE OPPORTUNITY TO BENEFIT.

                                                          "

                                                                   February 2008
--------------------------------------------------------------------------------

         Is the U.S. economy in a recession? I believe it is. Although the media pundits continue to debate the question, I would argue that it's all beside the point. Whether this economic downturn is officially called a recession or not, countless Americans are feeling the pain of it already.

         Consider the evidence: Housing prices remain soft and continue to decline in some areas of the country. Banks and credit card companies are tightening their lending standards, reducing the amount of credit available - particularly to consumers who spend beyond their means. Job growth and consumer spending have weakened. Meanwhile, mortgage-backed bonds have been written down by some of the nation's largest financial institutions. Stocks have fallen more than 15% from their summer 2007 highs. Under the circumstances, I think the most pertinent question is:
         When will the economy improve?

         No one knows, but there have been a number of positive developments. The Federal Reserve Board (the Fed) has cut short-term interest rates significantly - to 3.00% by the end of January - to provide liquidity to the banking system and to reduce the cost of debt to consumers. Further cuts are widely expected. The federal government also has provided a fiscal stimulus package, which should help short-term U.S. economic growth, even though the effects will not be immediate.

         Against this backdrop, investors with time horizons of at least three years are likely to find some compelling opportunities. With my apologies to Charles Dickens, the worst of times often

 . . . C O N T I N U E D
========================--------------------------------------------------------

         turn out to be the best of times, especially for those seeking long-term investments. At the moment, it may be a good time to lock in the attractive yield potential presented by many municipal bonds and high-quality corporate bonds. U.S. large-cap equities also have potential; they are currently trading at historically attractive valuations. Through dollar-cost averaging, investors may buy a small number of these stocks regularly, thereby reducing the possibility of making a large purchase on a particularly volatile day. Money market investors, however, should expect their yields to fall as the Fed continues to cut short-term interest rates.

         In this environment, patience is essential. Our team of skilled professionals can help you - at no charge - by reviewing your investment plan to ensure it suits your goals, risk tolerance, and time horizon. Our experts can also help you build positions by setting up a schedule whereby you invest fixed amounts at regular intervals. Remember, when the markets rebound, and they will eventually, only those who are invested have the opportunity to benefit.

         From all of us at USAA Investment Management Company, thank you for your business and the opportunity to help you with your investment needs. We remain committed to providing you with some of the industry's top investment talent, world-class service, and pure no-load mutual funds.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]     MATTHEW FREUND, CFA
                                USAA Investment Management Company

[PHOTO OF JULIANNE BASS]      JULIANNE BASS, CFA
                                USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         The USAA Intermediate-Term Bond Fund provided a total return of 2.98% for the six-month period ended January 31, 2008. During the same period, the Lehman Brothers U.S. Aggregate Bond Index returned 6.82% and the Lipper Intermediate Investment Grade Funds Index returned 5.84%. At the same time, the Fund provided a one-year dividend yield of 5.27%, compared to 4.60% for the average Lipper Intermediate Investment Grade Debt Fund.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

         We entered the period in an optimistic investment climate dominated by buyouts, mergers, and acquisitions. Although equity investors stood to gain from these transactions, many reduced the value of outstanding investment-grade bonds as the companies' perceived credit quality fell. However, investor greed quickly turned to fear as growing concern about the softening housing market and related mortgage problems caused a flight to quality. At first, investors shunned only the lowest-quality issues, but they turned a cold shoulder to even highly rated securities as the difficulties in the mortgage market affected large financial institutions, which announced greater-than-expected mortgage-related losses. Every major sector of the taxable bond market underperformed U.S. Treasuries during the period. To combat a quickly weakening economy, the Federal Reserve Board (the Fed) lowered overnight interest rates from 5.25% in September 2007 to 3.00% as of January 31, 2008.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGES 9 AND 11 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                         HISTORICAL YIELD CURVE

                   [CHART OF HISTORICAL YIELD CURVE]

                       7/31/07              1/31/08             CHANGE
                       -------              -------            -------
3 MONTH                 4.941%               1.941%            -2.9997%
6 MONTH                 4.969                2.054             -2.9153
 2 YEAR                 4.517                2.093             -2.4246
 5 YEAR                 4.561                2.760             -1.8009
10 YEAR                 4.739                3.593             -1.1457
30 YEAR                 4.902                4.322             -0.5794

                               [END CHART]

SOURCE: BLOOMBERG L.P.

         Although all interest rates declined over the period, short-term rates fell the most, and the yield curve steepened (see graph).

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         We strive to generate an attractive yield with an acceptable level of price volatility. In fact, the net asset value of your Fund increased slightly and the dividend paid was above average. Unfortunately, our long-term strategy, which seeks to maximize income and has added value over the long term, hurt results over the past six months.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         During the reporting period, widespread concerns about the economy, the housing market, and mortgage-related problems led to indiscriminate selling within all credit and mortgage sectors. In our opinion, the baby was thrown out with the bathwater. In contrast, we relied on our research staff to evaluate our holdings to keep, and in many cases to add to, those that we believed were unjustly penalized by the market. We expect these holdings to outperform over the long term despite the volatility that seems likely to continue.

         We remain committed to building a high-quality portfolio that is diversified among multiple asset classes. We use fundamental research to select corporate bonds and spread our purchases across a large number of names. By reducing the positions we take in any one issuer, we believe we can limit our exposure to potential credit problems.

WHAT IS THE OUTLOOK?

         We are likely to see additional negative headlines about the subprime market and the U.S. financials sector. As a result, market volatility is likely to remain high over the near term. Although the longer-term impact on the U.S. economy remains unknown, we believe that continued interest-rate cuts by the Fed and the fiscal stimulus package from Washington, D.C., could help engineer a soft landing. If interest rates stay low and corporate earnings remain solid, companies should find it cheaper to refinance their debt. We will continue to rely on our research staff to help your Fund avoid potential difficulties and seek attractive investment opportunities.

         In coming months, investors should expect most of the Fund's return to come from the income it provides. Your portfolio management team remains committed to seeking to provide a high-quality, well-diversified bond fund with an acceptable level of risk.

         We thank you for your investment in the Fund.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERMEDIATE-TERM BOND FUND (Ticker Symbol: USIBX)

OBJECTIVE
--------------------------------------------------------------------------------

         High current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally, at least 80% of the Fund's assets will be invested in a broad range of debt securities, and the Fund will maintain a dollar-weighted average portfolio maturity of three to 10 years.

--------------------------------------------------------------------------------
                                                 1/31/08              7/31/07
--------------------------------------------------------------------------------
Net Assets                                   $831.9 Million       $702.9 Million
Net Asset Value Per Share                         $9.88                $9.85

--------------------------------------------------------------------------------
                                                 1/31/08                7/31/07
--------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity      5.8 Years              6.4 Years

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
            SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD AS OF 1/31/08
--------------------------------------------------------------------------------

7/31/07 TO 1/31/08*                      30-DAY SEC YIELD**
       2.98%                                    5.60%

----------------------------------
         EXPENSE RATIO***
----------------------------------
Before Reimbursement         0.74%
After Reimbursement          0.65%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.
**CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.65%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JANUARY 31, 2008

--------------------------------------------------------------------------------------
                             TOTAL RETURN   =     DIVIDEND RETURN   +     PRICE CHANGE
--------------------------------------------------------------------------------------
SINCE INCEPTION ON 8/02/99      5.64%       =          5.76%        +        -0.12%
5 YEARS                         4.56        =          4.92         +        -0.36
1 YEAR                          4.20        =          5.30         +        -1.10

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 9-YEAR PERIOD ENDED JANUARY 31, 2008

       [CHART OF TOTAL RETURN DIVIDEND RETURN CHANGE IN SHARE PRICE]

                TOTAL RETURN     DIVIDEND RETURN     CHANGE IN SHARE PRICE
1/31/2000            1.47%            3.47%                 -2.00%
1/31/2001           11.89             8.11                   3.78
1/31/2002            6.37             6.86                  -0.49
1/31/2003            5.70             6.29                  -0.59
1/31/2004            8.02             5.04                   2.98
1/31/2005            3.65             4.62                  -0.97
1/31/2006            2.09             4.62                  -2.53
1/31/2007            4.92             5.02                  -0.10
1/31/2008            4.20             5.30                  -1.10

                               [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                12-MONTH DIVIDEND YIELD COMPARISON

               [CHART OF DIVIDEND YIELD COMPARISON]

               USAA INTERMEDIATE-TERM       LIPPER INTERMEDIATE INVESTMENT
                      BOND FUND                GRADE DEBT FUNDS AVERAGE
1/31/2001                7.31%                           5.99%
1/31/2002                6.80                            5.60
1/31/2003                6.06                            4.63
1/31/2004                4.77                            3.83
1/31/2005                4.56                            3.61
1/31/2006                4.70                            3.96
1/31/2007                4.88                            4.38
1/31/2008                5.27                            4.60

                               [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE ADJUSTED LATEST MONTH-END NET ASSET VALUE. THE NET ASSET VALUE IS ADJUSTED FOR A PORTION OF THE CAPITAL GAINS DISTRIBUTED DURING THE PREVIOUS NINE MONTHS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDED 1/31/01 TO 1/31/08.

         THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS, AS REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                               CUMULATIVE PERFORMANCE COMPARISON

                          [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                LEHMAN BROTHERS U.S.     LIPPER INTERMEDIATE INVESTMENT     USAA INTERMEDIATE TERM
                AGGREGATE BOND INDEX            GRADE FUNDS INDEX                  BOND FUND
 7/31/99            $10,000.00                    $10,000.00                     $10,000.00
 8/31/99              9,994.91                      9,989.34                      10,009.94
 9/30/99             10,110.95                     10,099.27                      10,139.20
10/31/99             10,148.25                     10,114.64                      10,173.89
11/30/99             10,147.53                     10,126.52                      10,217.51
12/31/99             10,098.59                     10,079.97                      10,176.92
 1/31/00             10,065.53                     10,044.13                      10,146.73
 2/29/00             10,187.26                     10,153.17                      10,261.74
 3/31/00             10,321.46                     10,278.50                      10,387.82
 4/30/00             10,291.91                     10,214.84                      10,311.27
 5/31/00             10,287.18                     10,196.30                      10,222.28
 6/30/00             10,501.21                     10,412.21                      10,458.17
 7/31/00             10,596.53                     10,501.09                      10,556.34
 8/31/00             10,750.11                     10,646.70                      10,602.09
 9/30/00             10,817.70                     10,717.23                      10,742.29
10/31/00             10,889.28                     10,755.01                      10,691.89
11/30/00             11,067.33                     10,926.16                      10,856.73
12/31/00             11,272.63                     11,146.90                      11,094.30
 1/31/01             11,456.98                     11,342.75                      11,352.94
 2/28/01             11,556.79                     11,451.76                      11,497.47
 3/31/01             11,614.80                     11,496.27                      11,594.71
 4/30/01             11,566.60                     11,434.43                      11,550.60
 5/31/01             11,636.36                     11,504.85                      11,628.19
 6/30/01             11,680.33                     11,547.16                      11,692.79
 7/31/01             11,941.47                     11,827.28                      12,026.24
 8/31/01             12,078.22                     11,957.52                      12,162.73
 9/30/01             12,218.96                     12,049.56                      12,291.65
10/31/01             12,474.65                     12,295.18                      12,443.35
11/30/01             12,302.66                     12,140.79                      12,165.01
12/31/01             12,224.54                     12,062.75                      12,025.50
 1/31/02             12,323.49                     12,149.80                      12,075.59
 2/28/02             12,442.92                     12,267.23                      12,102.75
 3/31/02             12,235.92                     12,054.36                      11,995.26
 4/30/02             12,473.20                     12,271.81                      12,111.30
 5/31/02             12,579.18                     12,372.54                      12,200.42
 6/30/02             12,687.95                     12,364.56                      12,187.02
 7/31/02             12,841.05                     12,413.66                      12,037.16
 8/31/02             13,057.86                     12,652.89                      12,345.15
 9/30/02             13,269.34                     12,790.95                      12,576.84
10/31/02             13,208.90                     12,741.90                      12,337.37
11/30/02             13,205.38                     12,802.47                      12,372.67
12/31/02             13,478.15                     13,063.00                      12,718.50
 1/31/03             13,489.66                     13,103.84                      12,763.39
 2/28/03             13,676.31                     13,290.70                      12,985.42
 3/31/03             13,665.77                     13,292.01                      12,999.81
 4/30/03             13,778.54                     13,447.37                      13,208.59
 5/31/03             14,035.44                     13,698.16                      13,574.76
 6/30/03             14,007.58                     13,694.84                      13,589.16
 7/31/03             13,536.65                     13,233.07                      13,201.68
 8/31/03             13,626.53                     13,333.75                      13,241.93
 9/30/03             13,987.23                     13,692.26                      13,618.67
10/31/03             13,856.78                     13,595.61                      13,529.91
11/30/03             13,889.97                     13,631.51                      13,551.45
12/31/03             14,031.32                     13,770.16                      13,683.62
 1/31/04             14,144.20                     13,879.65                      13,786.90
 2/29/04             14,297.30                     14,014.47                      13,917.88
 3/31/04             14,404.37                     14,115.43                      14,009.37
 4/30/04             14,029.62                     13,776.27                      13,729.03
 5/31/04             13,973.42                     13,708.71                      13,642.44
 6/30/04             14,052.39                     13,772.60                      13,693.94
 7/31/04             14,191.68                     13,901.87                      13,803.45
 8/31/04             14,462.39                     14,152.22                      14,030.64
 9/30/04             14,501.63                     14,189.25                      14,083.78
10/31/04             14,623.24                     14,301.08                      14,191.23
11/30/04             14,506.60                     14,211.69                      14,081.76
12/31/04             14,640.08                     14,359.51                      14,223.13
 1/31/05             14,732.01                     14,437.07                      14,288.45
 2/28/05             14,645.04                     14,375.86                      14,231.61
 3/31/05             14,569.83                     14,290.78                      14,159.65
 4/30/05             14,767.01                     14,466.62                      14,345.84
 5/31/05             14,926.78                     14,618.52                      14,468.72
 6/30/05             15,008.17                     14,704.26                      14,566.47
 7/31/05             14,871.54                     14,589.41                      14,437.14
 8/31/05             15,062.19                     14,771.98                      14,621.07
 9/30/05             14,907.03                     14,622.16                      14,494.29
10/31/05             14,789.06                     14,501.74                      14,402.57
11/30/05             14,854.46                     14,554.83                      14,473.93
12/31/05             14,995.69                     14,687.33                      14,606.51
 1/31/06             14,996.54                     14,706.02                      14,587.02
 2/28/06             15,046.32                     14,749.41                      14,631.10
 3/31/06             14,898.67                     14,606.85                      14,533.77
 4/30/06             14,871.66                     14,586.58                      14,488.61
 5/31/06             14,855.80                     14,570.71                      14,490.65
 6/30/06             14,887.29                     14,586.30                      14,510.21
 7/31/06             15,088.59                     14,788.67                      14,685.74
 8/31/06             15,319.57                     15,010.98                      14,910.89
 9/30/06             15,454.14                     15,136.61                      15,079.49
10/31/06             15,556.37                     15,238.85                      15,183.69
11/30/06             15,736.84                     15,415.34                      15,368.41
12/31/06             15,645.52                     15,343.15                      15,292.30
 1/31/07             15,639.10                     15,327.56                      15,305.29
 2/28/07             15,880.25                     15,575.74                      15,554.15
 3/31/07             15,880.74                     15,570.37                      15,543.56
 4/30/07             15,966.37                     15,648.73                      15,638.04
 5/31/07             15,845.37                     15,516.01                      15,501.58
 6/30/07             15,798.49                     15,452.77                      15,465.78
 7/31/07             15,930.28                     15,537.99                      15,486.98
 8/31/07             16,125.52                     15,678.18                      15,607.29
 9/30/07             16,247.86                     15,846.03                      15,716.98
10/31/07             16,393.81                     15,950.00                      15,815.17
11/30/07             16,688.62                     16,156.29                      15,905.37
12/31/07             16,735.50                     16,175.87                      15,879.11
 1/31/08             17,016.62                     16,445.73                      15,948.78

                                          [END CHART]

         *DATA FROM 7/31/99 THROUGH 1/31/08.

         SEE NEXT PAGE FOR BENCHMARK DEFINITIONS.

         *THE PERFORMANCE OF THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND
          THE LIPPER INTERMEDIATE INVESTMENT GRADE FUNDS INDEX IS CALCULATED FROM THE END OF THE MONTH, JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund to the following benchmarks:

         o The unmanaged Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

         o The unmanaged Lipper Intermediate Investment Grade Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                     PORTFOLIO RATINGS MIX
                           1/31/2008

             [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                       36%
BBB                                                       26%
A                                                         18%
AA                                                        11%
Below Investment-Grade                                     7%
Securities With Short-Term Investment-Grade Ratings        2%

                         [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                     PORTFOLIO MIX
                       1/31/2008

              [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                             42.6%
Commercial Mortgage Securities                    22.6%
Eurodollar and Yankee Obligations                  9.8%
Asset-Backed Securities                            9.0%
Municipal Bonds                                    6.9%
U.S. Treasury Securities                           2.7%
Money Market Instruments                           2.5%
Preferred Securities                               2.3%
U.S. Government Agency Issues                      1.4%

                      [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (42.6%)

               CONSUMER DISCRETIONARY (3.6%)
               -----------------------------
               BROADCASTING & CABLE TV (1.7%)
  $ 1,000      Charter Communications Operating, LLC(a)               8.00%              4/30/2012                $    955
    1,000      Charter Communications Operating, LLC                  5.26               3/06/2014                     874
    2,000      Clear Channel Communications, Inc.                     4.25               5/15/2009                   1,891
    1,000      Comcast Corp.                                          6.50               1/15/2017                   1,047
    1,000      Cox Communications, Inc.                               3.88              10/01/2008                     999
    1,000      Cox Enterprises, Inc.(a)                               7.38               6/15/2009                   1,040
    2,000      CSC Holdings, Inc.                                     8.13               7/15/2009                   2,040
    1,000      Jones Intercable, Inc.                                 7.63               4/15/2008                   1,006
    2,000      Liberty Media Corp.                                    7.88               7/15/2009                   2,067
    2,000      Liberty Media Corp.                                    5.70               5/15/2013                   1,863
                                                                                                                  --------
                                                                                                                    13,782
                                                                                                                  --------
               CASINOS & GAMING (0.2%)
    1,000      Harrah's Operating Co., Inc.                           5.63               6/01/2015                     636
    1,000      Seminole Tribe of Florida(a)                           7.80              10/01/2020                   1,048
                                                                                                                  --------
                                                                                                                     1,684
                                                                                                                  --------
               GENERAL MERCHANDISE STORES (0.1%)
    1,000      Target Corp.                                           5.13               1/15/2013                   1,033
                                                                                                                  --------
               HOME FURNISHINGS (0.1%)
    1,000      Mohawk Industries, Inc.                                5.75               1/15/2011                   1,049
                                                                                                                  --------
               HOMEBUILDING (0.2%)
    2,000      Centex Corp.                                           4.55              11/01/2010                   1,771
                                                                                                                  --------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
    2,000      Royal Caribbean Cruises Ltd.                           7.25               6/15/2016                   1,956
                                                                                                                  --------
               HOUSEHOLD APPLIANCES (0.4%)
    2,000      Stanley Works Capital Trust I                          5.90              12/01/2045                   1,736
    1,000      Whirlpool Corp.                                        7.75               7/15/2016                   1,149
                                                                                                                  --------
                                                                                                                     2,885
                                                                                                                  --------
               HOUSEWARES & SPECIALTIES (0.1%)
    1,000      Newell Rubbermaid, Inc.                                4.63              12/15/2009                   1,017
                                                                                                                  --------
               PUBLISHING (0.1%)
    1,000      Scholastic Corp.                                       5.00               4/15/2013                     853
                                                                                                                  --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               SPECIALTY STORES (0.5%)
  $ 4,160      Petro Stopping Centers, LP                             9.00%              2/15/2012                $  4,326
                                                                                                                  --------
               Total Consumer Discretionary                                                                         30,356
                                                                                                                  --------
               CONSUMER STAPLES (0.7%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
    2,000      Cargill, Inc.(a)                                       6.00              11/27/2017                   2,027
                                                                                                                  --------
               FOOD RETAIL (0.3%)
    2,000      Kroger Co.                                             5.50               2/01/2013                   2,063
                                                                                                                  --------
               SOFT DRINKS (0.1%)
    1,000      Bottling Group, LLC                                    5.50               4/01/2016                   1,044
                                                                                                                  --------
               TOBACCO (0.1%)
    1,000      Universal Corp.                                        5.00               9/01/2011                   1,042
                                                                                                                  --------
               Total Consumer Staples                                                                                6,176
                                                                                                                  --------
               ENERGY (3.8%)
               -------------
               INTEGRATED OIL & GAS (0.1%)
    1,000      Polar Tankers, Inc.(a)                                 5.95               5/10/2037                     977
                                                                                                                  --------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
    2,000      Seacor Holdings, Inc.                                  5.88              10/01/2012                   2,094
                                                                                                                  --------
               OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    1,000      Cimarex Energy Co.                                     7.13               5/01/2017                     983
    2,000      Southwestern Energy Co.                                7.63               5/01/2027                   2,110
    1,000      XTO Energy, Inc.                                       5.65               4/01/2016                   1,017
                                                                                                                  --------
                                                                                                                     4,110
                                                                                                                  --------
               OIL & GAS REFINING & MARKETING (0.3%)
    2,000      Premcor Refining Group, Inc.                           7.50               6/15/2015                   2,106
                                                                                                                  --------
               OIL & GAS STORAGE & TRANSPORTATION (2.7%)
    1,250      Buckeye Partners, LP                                   5.13               7/01/2017                   1,201
    1,000      Buckeye Partners, LP                                   6.05               1/15/2018                   1,021
    1,000      Duke Capital Corp., LLC                                8.00              10/01/2019                   1,176

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
  $ 2,000      El Paso Energy Corp.(a)                                5.90%              4/01/2017                $  2,012
    1,000      Enterprise Products Operations, LP                     8.38               8/01/2066                   1,001
    1,000      K N Capital Trust III                                  7.63               4/15/2028                     891
    1,000      Kinder Morgan Finance Co.                              5.70               1/05/2016                     891
    3,000      NGPL PipeCo, LLC                                       7.12              12/15/2017                   3,102
    1,000      Pacific Energy Partners, LP                            7.13               6/15/2014                   1,057
    2,000      Sabine Pass LNG, LP                                    7.25              11/30/2013                   1,900
    2,000      TEPPCO Partners, LP                                    7.00               6/01/2067                   1,782
    4,000      Tortoise Energy Infrastructure Corp.(i)                7.00               7/15/2044                   4,000
      500      Transcontinental Gas Pipeline Corp.                    8.88               7/15/2012                     567
    1,000      Valero Logistics Operations, LP                        6.05               3/15/2013                   1,034
      500      Williams Partners Finance Corp.                        7.50               6/15/2011                     538
      250      Williams Partners Finance Corp.                        7.25               2/01/2017                     260
                                                                                                                  --------
                                                                                                                    22,433
                                                                                                                  --------
               Total Energy                                                                                         31,720
                                                                                                                  --------
               FINANCIALS (23.1%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
    2,000      American Capital Strategies Ltd.                       6.85               8/01/2012                   1,987
    2,000      Mellon Bank N.A.                                       5.45               4/01/2016                   1,992
                                                                                                                  --------
                                                                                                                     3,979
                                                                                                                  --------
               CONSUMER FINANCE (1.3%)
    3,000      American Express Co.                                   6.80               9/01/2066                   2,931
    1,000      ERAC USA Finance Co.(a)                                6.20              11/01/2016                     995
    2,000      Ford Motor Credit Co. LLC                              7.00              10/01/2013                   1,678
    2,000      General Motors Acceptance Corp.                        6.88               8/28/2012                   1,700
    3,000      SLM Corp.                                              3.53(b)            1/26/2009                   2,873
    1,000      SLM Corp.                                              4.92(b)            6/01/2009                     948
                                                                                                                  --------
                                                                                                                    11,125
                                                                                                                  --------
               DIVERSIFIED BANKS (1.8%)
    1,000      Comerica Bank                                          5.20               8/22/2017                     926
    1,000      Compass Bank                                           8.10               8/15/2009                   1,056
    1,000      Emigrant Bancorp, Inc.(a)                              6.25               6/15/2014                   1,093
    2,000      First Tennessee Bank, N.A.                             4.63               5/15/2013                   2,007
    2,000      First Union National Bank, FL                          6.18               2/15/2036                   2,079
    3,000      First Union National Bank, NC(c)                       6.18               2/15/2036                   3,119
    2,000      Key Bank N.A.                                          5.45               3/03/2016                   1,996
    2,000      Wachovia Bank N.A.                                     6.60               1/15/2038                   1,993
    1,000      Washington Mutual Bank, F.A.                           5.13               1/15/2015                     873
                                                                                                                  --------
                                                                                                                    15,142
                                                                                                                  --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               INVESTMENT BANKING & BROKERAGE (0.2%)
  $ 2,000      Merrill Lynch & Co., Inc.                              6.05%              8/15/2012                $  2,083
                                                                                                                  --------
               LIFE & HEALTH INSURANCE (2.1%)
    2,000      Blue Cross Blue Shield FL, Inc.                        8.25              11/15/2011                   2,341
    2,000      Great-West Life & Annuity Insurance Co.(a)             7.15               5/16/2046                   2,001
    3,000      Lincoln National Corp.                                 7.00               5/17/2066                   2,988
    1,000      Monumental Global Funding II(a)                        4.38               7/30/2009                   1,003
    3,000      North Front, Pass-Through Trust(a),(c)                 5.81              12/15/2024                   2,932
    1,000      Phoenix Companies, Inc.                                6.68               2/16/2008                   1,001
    2,000      Prudential Financial, Inc.                             6.00              12/01/2017                   2,051
    3,000      StanCorp Financial Group, Inc.                         6.90               5/29/2067                   2,765
                                                                                                                  --------
                                                                                                                    17,082
                                                                                                                  --------
               MULTI-LINE INSURANCE (2.0%)
    2,000      American General Finance Corp.                         4.88               7/15/2012                   1,965
    3,000      Farmers Exchange Capital(a)                            7.05               7/15/2028                   2,842
    2,000      Genworth Financial, Inc.                               6.15              11/15/2066                   1,768
    2,000      Genworth Global Funding Trust                          5.20              10/08/2010                   2,066
    3,000      Glen Meadow(a)                                         6.51               2/12/2067                   2,814
    2,000      ILFC E-Capital Trust II(a)                             6.25              12/21/2065                   1,926
    2,000      Oil Casualty Insurance Ltd.(a)                         8.00               9/15/2034                   1,870
    1,000      Oil Insurance Ltd.(a)                                  7.56                       -(d)                1,013
                                                                                                                  --------
                                                                                                                    16,264
                                                                                                                  --------
               MULTI-SECTOR HOLDINGS (0.5%)
    3,000      Leucadia National Corp.(c)                             7.00               8/15/2013                   2,917
    1,000      Leucadia National Corp.                                7.13               3/15/2017                     948
                                                                                                                  --------
                                                                                                                     3,865
                                                                                                                  --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
    3,000      AgFirst Farm Credit Bank                               6.59                       -(d)                3,006
    2,000      Bank of America Corp.                                  5.75              12/01/2017                   2,062
    1,000      Bank of America Corp.                                  8.00                       -(d)                1,041
    5,000      General Electric Capital Corp.                         5.25              10/19/2012                   5,194
    2,000      Northgroup Preferred Capital Corp.(a)                  6.38                       -(d)                1,873
    2,000      Travelers Life & Annuity(a)                            5.13               3/15/2037                   1,974
                                                                                                                  --------
                                                                                                                    15,150
                                                                                                                  --------
               PROPERTY & CASUALTY INSURANCE (4.5%)
    1,000      21st Century Insurance Group                           5.90              12/15/2013                   1,088
    2,500      Allstate Corp.                                         6.13               5/15/2037                   2,437
    1,535      Assured Guaranty US Holdings, Inc.                     7.00               6/01/2034                   1,376

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
  $ 5,000      Berkshire Hathaway Finance Corp.                        4.85%             1/15/2015                $  5,066
    2,500      Chubb Corp.                                             6.38              3/29/2037                   2,468
    1,000      Fidelity National Title Group, Inc.                     5.25              3/15/2013                   1,007
    2,000      First American Capital Trust I                          8.50              4/15/2012                   2,255
    2,275      Fund American Companies, Inc.                           5.88              5/15/2013                   2,336
    1,000      Infinity Property & Casualty Corp.                      5.50              2/18/2014                     989
    3,000      Liberty Mutual Group, Inc.(a)                           7.00              3/15/2037                   2,656
    1,000      Markel Corp.                                            6.80              2/15/2013                   1,069
    1,000      MBIA Insurance Corp.(a)                                14.00              1/15/2033                     936
    2,000      Ohio Casualty Corp.                                     7.30              6/15/2014                   2,208
    4,000      Progressive Corp.                                       6.70              6/15/2037                   3,810
    2,000      RLI Corp.                                               5.95              1/15/2014                   1,966
    3,000      Security Capital Assurance Ltd.(j)                      6.88                      -(d)                  300
    2,000      Travelers Companies, Inc.                               6.25              3/15/2067                   1,905
    4,000      XL Capital Ltd.                                         6.50                      -(d)                3,164
                                                                                                                  --------
                                                                                                                    37,036
                                                                                                                  --------
               REGIONAL BANKS (4.4%)
    3,000      Bank of Oklahoma                                        5.75              5/15/2017                   3,047
    1,000      Banknorth Group, Inc.                                   3.75              5/01/2008                   1,001
    2,000      CBG Florida REIT Corp.(a)                               7.11                      -(d)                1,904
    2,000      Chittenden Corp.                                        5.80              2/14/2017                   2,008
    1,000      City National Corp.                                     5.13              2/15/2013                     969
    1,000      Colonial Bank, N.A.                                     6.38             12/01/2015                     980
    2,000      Cullen/Frost Bankers, Inc.                              5.75              2/15/2017                   2,064
    3,000      Fifth Third Capital Trust IV                            6.50              4/15/2037                   2,603
    1,000      First Republic Bank Corp.                               7.75              9/15/2012                   1,078
    2,000      Fulton Capital Trust I                                  6.29              2/01/2036                   1,476
    2,000      Huntington Capital III                                  6.65              5/15/2037                   1,666
    2,000      Imperial Bank                                           8.50              4/01/2009                   2,103
    1,000      Popular North America Capital Trust I                   6.56              9/15/2034                     855
    1,000      Regions Financing Trust II                              6.63              5/15/2047                     794
    1,000      SunTrust Banks, Inc.                                    6.00              9/11/2017                   1,025
    2,000      Susquehanna Bancshares, Inc.                            4.75              5/01/2014                   2,012
    2,000      TCF Financial Bank                                      5.00              6/15/2014                   2,023
    2,000      TCF National Bank                                       5.50              2/01/2016                   2,086
    2,000      U.S. AgBank, FCB(a)                                     6.11                      -(d)                1,730
    1,950      Union Planters Bank, N.A.                               6.50              3/15/2008                   1,957
    2,000      Whitney National Bank                                   5.88              4/01/2017                   1,893
    1,000      Zions Bancorp                                           6.00              9/15/2015                     980
                                                                                                                  --------
                                                                                                                    36,254
                                                                                                                  --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               REITs - DIVERSIFIED (0.3%)
  $ 1,000      Liberty Property, LP                                   5.13%              3/02/2015                $    919
    1,000      Liberty Property, LP                                   6.63              10/01/2017                   1,004
    1,000      Washington REIT                                        5.35               5/01/2015                     929
                                                                                                                  --------
                                                                                                                     2,852
                                                                                                                  --------
               REITs - INDUSTRIAL (0.1%)
    1,000      Prologis                                               5.75               4/01/2016                     929
                                                                                                                  --------
               REITs - OFFICE (0.7%)
    2,000      Brandywine Operating Partnership, LP                   4.50              11/01/2009                   1,986
    1,000      Duke Realty, LP                                        5.50               3/01/2016                     923
    1,000      Duke Realty, LP                                        5.95               2/15/2017                     945
    1,000      Duke Realty, LP                                        6.50               1/15/2018                     968
    1,000      HRPT Properties Trust                                  6.65               1/15/2018                     948
                                                                                                                  --------
                                                                                                                     5,770
                                                                                                                  --------
               REITs - RESIDENTIAL (0.4%)
    1,000      Post Apartment Homes, LP                               5.45               6/01/2012                   1,026
    2,000      UDR, Inc.                                              5.13               1/15/2014                   1,954
                                                                                                                  --------
                                                                                                                     2,980
                                                                                                                  --------
               REITs - RETAIL (1.5%)
    1,000      Federal Realty Investment Trust                        6.20               1/15/2017                     982
    1,000      National Retail Properties, Inc.                       6.88              10/15/2017                   1,019
    1,000      Pan Pacific Retail Properties, Inc.                    7.95               4/15/2011                   1,072
    1,000      Pan Pacific Retail Properties, Inc.                    5.25               9/01/2015                     895
    2,000      Realty Income Corp.                                    6.75               8/15/2019                   1,990
    2,000      Rouse Co.                                              7.20               9/15/2012                   1,945
    1,000      Rouse Co.(a)                                           6.75               5/01/2013                     952
    2,000      Rouse Co.                                              5.38              11/26/2013                   1,769
    1,000      Simon Property Group, LP                               6.10               5/01/2016                     999
    1,000      Tanger Properties, LP                                  9.13               2/15/2008                   1,001
                                                                                                                  --------
                                                                                                                    12,624
                                                                                                                  --------
               REITs - SPECIALIZED (0.2%)
    1,000      Hospitality Properties Trust                           5.13               2/15/2015                     939
    1,000      Ventas Realty, LP                                      9.00               5/01/2012                   1,093
                                                                                                                  --------
                                                                                                                     2,032
                                                                                                                  --------
               SPECIALIZED FINANCE (0.2%)
    2,000      Financial Security Assurance Holdings Ltd.(a)          6.40              12/15/2066                   1,495
                                                                                                                  --------

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE (0.6%)
  $ 1,000      Countrywide Financial Corp.                            6.25%              5/15/2016                $    835
    1,000      Independence Community Bank Corp.                      3.75               4/01/2014                     985
    2,000      Sovereign Bank                                         4.38               8/01/2013                   1,999
    2,000      Washington Mutual Preferred Funding Trust I(a)         6.53                       -(d)                1,358
                                                                                                                  --------
                                                                                                                     5,177
                                                                                                                  --------
               Total Financials                                                                                    191,839
                                                                                                                  --------
               HEALTH CARE (0.6%)
               ------------------
               HEALTH CARE EQUIPMENT (0.1%)
    1,000      Hospira, Inc.                                          6.05               3/30/2017                   1,034
                                                                                                                  --------
               HEALTH CARE SERVICES (0.1%)
    1,000      Laboratory Corp. of America                            5.63              12/15/2015                   1,002
                                                                                                                  --------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
      500      Fisher Scientific International, Inc.                  6.75               8/15/2014                     515
                                                                                                                  --------
               MANAGED HEALTH CARE (0.3%)
    2,000      Highmark, Inc.(a)                                      6.80               8/15/2013                   2,256
                                                                                                                  --------
               Total Health Care                                                                                     4,807
                                                                                                                  --------
               INDUSTRIALS (1.1%)
               ------------------
               BUILDING PRODUCTS (0.2%)
    1,000      USG Corp.                                              6.30              11/15/2016                     887
    1,000      USG Corp.                                              7.75               1/15/2018                     962
                                                                                                                  --------
                                                                                                                     1,849
                                                                                                                  --------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.3%)
    2,400      Corrections Corp. of America                           7.50               5/01/2011                   2,430
                                                                                                                  --------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    2,000      Allied Waste North America, Inc.                       5.75               2/15/2011                   1,940
                                                                                                                  --------
               INDUSTRIAL MACHINERY (0.1%)
    1,000      Pall Corp.(a)                                          6.00               8/01/2012                   1,080
                                                                                                                  --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               RAILROADS (0.3%)
  $ 2,000      Norfolk Southern Corp.                                 7.70%              5/15/2017                $  2,299
                                                                                                                  --------
               Total Industrials                                                                                     9,598
                                                                                                                  --------
               INFORMATION TECHNOLOGY (0.4%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    1,000      Fiserv, Inc.                                           4.00               4/15/2008                   1,001
    2,000      Fiserv, Inc.                                           6.13              11/20/2012                   2,083
                                                                                                                  --------
               Total Information Technology                                                                          3,084
                                                                                                                  --------
               MATERIALS (0.1%)
               ----------------
               METAL & GLASS CONTAINERS (0.1%)
    1,000      Owens Brockway Glass Container, Inc.                   6.75              12/01/2014                     998
                                                                                                                  --------
               MUNICIPAL BONDS (0.1%)
               ----------------------
               MISCELLANEOUS (0.1%)
      923      Keenan Development Association of
                  Tennessee LLC (INS)                                 5.02               7/15/2028                     892
                                                                                                                  --------
               TELECOMMUNICATION SERVICES (0.9%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
    1,708      Citizens Communications Co.                            6.25               1/15/2013                   1,631
    3,000      Qwest Communications International, Inc.               7.25               2/15/2011                   2,985
                                                                                                                  --------
                                                                                                                     4,616
                                                                                                                  --------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    2,510      US Unwired, Inc.                                      10.00               6/15/2012                   2,638
                                                                                                                  --------
               Total Telecommunication Services                                                                      7,254
                                                                                                                  --------
               UTILITIES (8.2%)
               ----------------
               ELECTRIC UTILITIES (5.0%)
    1,000      Ameren UE                                              5.10              10/01/2019                     965
    1,000      Baltimore Gas and Electric Co.                         5.90              10/01/2016                   1,020
    1,000      Bruce Mansfield Unit 1 & 2 Pass-Through Trust          6.85               6/01/2034                   1,106
    1,045      Carolina Power & Light Co.                             6.13               9/15/2033                   1,065
    2,283      Cedar Brakes II, LLC(a)                                9.88               9/01/2013                   2,570

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
  $ 1,000      Comed Financing II                                     8.50%              1/15/2027                $    980
    2,550      Entergy Gulf States, Inc.                              5.70               6/01/2015                   2,488
    1,000      Entergy Louisiana, Inc.                                5.83              11/01/2010                   1,000
    1,000      Entergy Mississippi, Inc.                              5.92               2/01/2016                   1,004
      868      FPL Energy National Wind, LLC(a)                       5.61               3/10/2024                     881
    2,000      FPL Group Capital, Inc.                                6.35              10/01/2066                   1,860
    1,000      FPL Group Capital, Inc.                                7.30               9/01/2067                   1,006
    1,000      Illinois Power Co.(a)                                  6.13              11/15/2017                   1,042
    2,320      ITC Holdings Corp.(a)                                  5.25               7/15/2013                   2,349
    1,000      MidAmerican Energy Holdings Co.                        5.88              10/01/2012                   1,064
    1,000      MidAmerican Energy Holdings Co.                        5.80              10/15/2036                     976
    2,000      Monongahela Power Co.                                  7.36               1/15/2010                   2,135
    1,000      Nevada Power Co.                                       6.50               5/15/2018                   1,054
    1,000      New York State Electric & Gas Corp.                    5.50              11/15/2012                   1,039
      917      Oglethorpe Power Corp.                                 6.97               6/30/2011                     966
    1,108      Power Contract Financing, LLC(a)                       6.26               2/01/2010                   1,159
    1,000      PPL Capital Funding, Inc.                              6.70               3/30/2067                     922
    2,000      PPL Energy Supply, LLC                                 6.40              11/01/2011                   2,103
    1,000      PSI Energy, Inc.                                       6.05               6/15/2016                   1,039
    1,000      Public Service Co. of Colorado                         7.88              10/01/2012                   1,152
    1,000      Public Service Co. of Oklahoma                         6.15               8/01/2016                   1,043
    1,000      Sierra Pacific Power Co.                               6.25               4/15/2012                   1,051
    1,000      Southern Power Co.                                     6.25               7/15/2012                   1,068
      998      Texas Competitive Electric Holdings Co., LLC           8.40              10/10/2014                     912
      998      Texas Competitive Electric Holdings Co., LLC           8.62              10/10/2014                     913
      913      Tristate General & Transport Association(a)            6.04               1/31/2018                     969
    1,000      Virginia Electric Power Co.                            5.40               1/15/2016                   1,015
    2,000      West Penn Power Co.(a)                                 5.95              12/15/2017                   2,058
                                                                                                                  --------
                                                                                                                    41,974
                                                                                                                  --------
               GAS UTILITIES (1.7%)
    2,000      AGL Capital Corp.                                      6.38               7/15/2016                   2,067
    2,000      Atmos Energy Corp.                                     6.35               6/15/2017                   2,062
    1,000      Centerpoint Energy Resources Corp.                     5.95               1/15/2014                   1,030
    1,000      Enbridge Energy Partners, LP                           4.75               6/01/2013                     992
    2,000      Enbridge Energy Partners, LP                           8.05              10/01/2037                   1,927
    2,000      Michigan Consolidated Gas Co.                          5.00              10/01/2019                   1,989
    1,000      National Fuel Gas Co.                                  7.38               6/13/2025                   1,130
    1,000      Northern Natural Gas Co.(a)                            5.38              10/31/2012                   1,052
    1,000      Questar Pipeline Co.                                   5.83               2/01/2018                   1,010
    1,000      Southern Star Central Gas(a)                           6.00               6/01/2016                     985
                                                                                                                  --------
                                                                                                                    14,244
                                                                                                                  --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               MULTI-UTILITIES (1.2%)
  $ 2,000      Black Hills Corp.                                      6.50%              5/15/2013                $  2,082
    1,000      Energy East Corp.                                      6.75               6/15/2012                   1,085
    1,000      NiSource Finance Corp.                                 6.40               3/15/2018                   1,023
    2,000      Puget Sound Energy, Inc.                               6.97               6/01/2067                   1,878
    2,000      Wisconsin Energy Corp.                                 6.25               5/15/2067                   1,809
    2,000      WPS Resources Corp.                                    6.11              12/01/2066                   1,797
                                                                                                                  --------
                                                                                                                     9,674
                                                                                                                  --------
               WATER UTILITIES (0.3%)
    2,000      American Water Capital Corp.(a)                        6.09              10/15/2017                   2,054
                                                                                                                  --------
               Total Utilities                                                                                      67,946
                                                                                                                  --------
               Total Corporate Obligations (cost: $363,050)                                                        354,670
                                                                                                                  --------
               EURODOLLAR AND YANKEE OBLIGATIONS (9.8%)

               CONSUMER STAPLES (0.1%)
               -----------------------
               FOOD RETAIL (0.1%)
      500      Ahold Finance U.S.A., Inc.                             6.25               5/01/2009                     511
                                                                                                                  --------
               ENERGY (0.9%)
               -------------
               INTEGRATED OIL & GAS (0.7%)
    2,000      Nakilat, Inc.(a)                                       6.07              12/31/2033                   1,875
    1,600      PEMEX Finance Ltd.                                     8.88              11/15/2010                   1,681
      650      PEMEX Finance Ltd.                                     9.03               2/15/2011                     687
    2,000      Trans-Canada Pipelines Ltd.                            6.35               5/15/2067                   1,865
                                                                                                                  --------
                                                                                                                     6,108
                                                                                                                  --------
               OIL & GAS DRILLING (0.2%)
      626      Delek & Avner-Yam Tethys Ltd.(a)                       5.33               8/01/2013                     648
      626      Delek & Avner-Yam Tethys Ltd.(a)                       6.01(b)            8/01/2013                     626
                                                                                                                  --------
                                                                                                                     1,274
                                                                                                                  --------
               Total Energy                                                                                          7,382
                                                                                                                  --------
               FINANCIALS (7.8%)
               -----------------
               DIVERSIFIED BANKS (5.3%)
    2,000      Banco Nacional De Comercio Exterior SNC(a)             3.88               1/21/2009                   1,982
    1,000      Banco Santander(a)                                     5.38              12/09/2014                     994
    3,000      Barclays Bank plc(a)                                   5.93                       -(d)                2,797

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
  $ 2,000      BBVA International Preferred(a)                        5.92%                      -(d)             $  1,725
    2,000      BNP Paribas(a)                                         5.19                       -(d)                1,819
    2,000      BOI Capital Funding Number 3 LP(a)                     6.11                       -(d)                1,725
    3,000      HBOS plc(a),(c)                                        5.38                       -(d)                2,785
    4,000      Lloyds TSB Group plc(a)                                6.27                       -(d)                3,543
    2,000      Mizuho Capital Investment 1 Ltd.(a)                    6.69                       -(d)                1,806
    2,000      MUFG Capital Finance 1 Ltd.                            6.35                       -(d)                1,910
    2,000      National Capital Trust II(a)                           5.49                       -(d)                1,863
    2,000      Nordea Bank AB(a)                                      5.42                       -(d)                1,855
    2,000      Rabobank Capital Funding Trust III(a)                  5.25                       -(d)                1,837
    5,000      Royal Bank of Scotland Group plc                       7.64                       -(d)                5,130
    3,000      Santander Perpetual S.A.(a)                            6.67                       -(d)                3,045
    2,500      Skandinaviska Enskilda Banken AB(a)                    5.47                       -(d)                2,313
    2,000      Standard Chartered plc(a)                              6.41                       -(d)                1,803
    2,000      Sumitomo Mitsui Financial Group Preferred
                  Capital(a)                                          6.08                       -(d)                1,860
    2,000      UFJ Finance Aruba AEC                                  8.75                       -(d)                2,031
    1,000      Westpac Capital Trust IV(a)                            5.26                       -(d)                  896
                                                                                                                  --------
                                                                                                                    43,719
                                                                                                                  --------
               LIFE & HEALTH INSURANCE (0.3%)
    3,000      AXA S.A.(a)                                            6.46                       -(d)                2,618
                                                                                                                  --------
               MULTI-LINE INSURANCE (0.5%)
    4,000      ING Capital Funding Trust III                          8.44                       -(d)                4,315
                                                                                                                  --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    2,000      ZFS Finance USA Trust II(a)                            6.45              12/15/2065                   1,847
                                                                                                                  --------
               PROPERTY & CASUALTY INSURANCE (0.4%)
    1,000      Allied World Assurance Holdings Ltd.                   7.50               8/01/2016                   1,049
    3,000      Catlin Insurance Co. Ltd.(a)                           7.25                       -(d)                2,696
                                                                                                                  --------
                                                                                                                     3,745
                                                                                                                  --------
               REGIONAL BANKS (0.5%)
    2,000      Glitnir Banki hf(a)                                    7.45                       -(d)                1,751
    2,000      Popular North America, Inc.                            4.25               4/01/2008                   2,002
                                                                                                                  --------
                                                                                                                     3,753
                                                                                                                  --------
               REINSURANCE (0.5%)
    1,000      Max USA Holdings, Ltd.(a)                              7.20               4/14/2017                   1,038

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
  $ 2,000      Montpelier Re Holdings Ltd.                            6.13%              8/15/2013                $  1,990
    1,000      Platinum Underwriters Finance, Inc.                    7.50               6/01/2017                   1,072
                                                                                                                  --------
                                                                                                                     4,100
                                                                                                                  --------
               SPECIALIZED FINANCE (0.1%)
    1,000      QBE Capital Funding II LP(a)                           6.80                       -(d)                  943
                                                                                                                  --------
               Total Financials                                                                                     65,040
                                                                                                                  --------
               INDUSTRIALS (0.5%)
               ------------------
               BUILDING PRODUCTS (0.3%)
    2,000      CRH America, Inc.                                      6.00               9/30/2016                   1,939
                                                                                                                  --------
               INDUSTRIAL CONGLOMERATES (0.1%)
    1,000      Siemens Financieringsmat(a)                            6.13               8/17/2026                     991
                                                                                                                  --------
               RAILROADS (0.1%)
    1,000      Kansas City Southern de Mexico, S.A. de C.V.           9.38               5/01/2012                   1,035
                                                                                                                  --------
               Total Industrials                                                                                     3,965
                                                                                                                  --------
               MATERIALS (0.3%)
               ----------------
               DIVERSIFIED METALS & MINING (0.3%)
    1,000      Brascan Corp.                                          8.13              12/15/2008                   1,030
    2,000      Glencore Funding, LLC(a)                               6.00               4/15/2014                   1,987
                                                                                                                  --------
               Total Materials                                                                                       3,017
                                                                                                                  --------
               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    2,000      Intelsat Ltd.                                          5.25              11/01/2008                   1,995
                                                                                                                  --------
               Total Eurodollar and Yankee Obligations (cost: $85,702)                                              81,910
                                                                                                                  --------
               ASSET-BACKED SECURITIES (9.0%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               FOOD RETAIL (0.2%)
    1,713      Ahold Lease USA, Inc.                                  7.82               1/02/2020                   1,830
                                                                                                                  --------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               FINANCIALS (7.8%)
               -----------------
               ASSET-BACKED FINANCING (7.8%)
  $ 1,282      Aerco Ltd.(a)                                          4.76%(b)           7/15/2025                $  1,286
      921      Airport Airplanes                                      5.40(b)            3/15/2019                     861
    1,544      AmeriCredit Automobile Receivable Trust                5.31               1/06/2011                   1,544
    6,000      ARG Funding Corp.(a)                                   4.29               4/20/2011                   5,988
    4,000      Bank One Issuance Trust                                4.77               2/16/2016                   3,516
    3,000      Capital One Auto Finance Trust                         5.03               4/15/2012                   2,989
    2,605      Capital One Auto Finance Trust                         5.13               4/16/2012                   2,644
    1,000      Capital One Multi-Asset Execution Trust                6.00               8/15/2013                     995
    2,865      Carmax Auto Owner Trust                                5.32               3/15/2010                   2,882
    3,000      CenterPoint Energy Transition Bond Co., LLC(e),(f)     4.19               2/01/2020                   2,999
    2,000      Citibank Credit Card Issuance Trust                    4.40               9/15/2010                   2,004
    2,000      Citibank Credit Card Issuance Trust                    4.95              10/25/2010                   1,999
    1,000      Citibank Credit Card Issuance Trust                    6.95               2/18/2014                     993
    1,000      Citibank Credit Card Issuance Trust                    5.50               3/24/2017                     859
    2,000      Credit Acceptance Auto Dealer Loan Trust               6.16               4/15/2013                   1,974
    1,000      Detroit Edison                                         6.19               3/01/2013                   1,049
    2,000      Hertz Vehicle Financing, LLC                           5.08              11/25/2011                   1,917
    3,000      HSBC Automotive Trust                                  4.94              11/19/2012                   3,030
    3,879      Long Beach Auto Receivables Trust                      5.15              11/15/2010                   3,895
    3,020      MBNA Master Credit Card Trust(a)                       6.65               8/15/2011                   3,055
    2,000      Nissan Auto Receivables Owner Trust                    4.28               6/16/2014                   2,000
    5,000      Santander Drive Auto Receivables Trust                 5.05               9/15/2011                   4,966
    2,000      Triad Auto Receivables Owners Trust                    5.30              10/12/2011                   2,023
    2,572      Trinity Rail Leasing, LP (INS)(f)                      5.27               8/14/2027                   2,084
    1,876      Trinity Rail Leasing, LP(a)                            5.90               5/14/2036                   1,732
    2,339      USXL Funding, LLC (INS)(a)                             5.38               4/15/2014                   2,344
    3,000      WFS Financial Owner Trust                              4.76               5/17/2013                   2,914
                                                                                                                  --------
               Total Financials                                                                                     64,542
                                                                                                                  --------
               INDUSTRIALS (1.0%)
               ------------------
               AIRLINES (1.0%)
      467      America West Airlines, Inc.                            6.85               7/02/2009                     458
      335      America West Airlines, Inc.                            6.87               1/02/2017                     331
    1,980      America West Airlines, Inc. (INS)                      7.93               1/02/2019                   2,043
    1,176      American Airlines, Inc. (INS)                          3.86               7/09/2010                   1,098
    1,000      American Airlines, Inc.                                6.82               5/23/2011                     955

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
  $ 1,544      Continental Airlines, Inc.                             6.55%              2/02/2019                $  1,527
    1,220      Continental Airlines, Inc. (INS)                       6.24               3/15/2020                   1,203
      600      United Airlines, Inc.                                  7.78               1/01/2014                     603
                                                                                                                  --------
               Total Industrials                                                                                     8,218
                                                                                                                  --------
               Total Asset-Backed Securities (cost: $75,138)                                                        74,590
                                                                                                                  --------
               COMMERCIAL MORTGAGE SECURITIES (22.6%)

               FINANCIALS (22.6%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (22.2%)
    4,000      Banc of America Commercial Mortgage Trust              5.72(b)            5/10/2045                   4,037
    1,000      Banc of America Commercial Mortgage, Inc.              4.99              11/10/2042                     899
      979      Banc of America Commercial Mortgage, Inc.(a)           5.32(b)            9/10/2047                     858
    1,500      Bear Stearns Commercial Mortgage
                  Securities, Inc.(a)                                 6.00               6/16/2030                   1,455
    3,000      Bear Stearns Commercial Mortgage
                  Securities, Inc.                                    5.63(b)            4/12/2038                   3,008
    1,580      Bear Stearns Commercial Mortgage
                  Securities, Inc.                                    4.00               3/13/2040                   1,549
    2,000      Bear Stearns Commercial Mortgage
                  Securities, Inc.                                    5.53(b)           10/12/2041                   1,973
    2,000      Bear Stearns Commercial Mortgage
                  Securities, Inc.                                    4.82               2/13/2042                   1,946
    4,000      Chase Commercial Mortgage Securities Corp.             7.73               1/15/2032                   4,201
      760      Chase Commercial Mortgage Securities Corp.             7.76               4/15/2032                     794
    2,000      Chase Commercial Mortgage Securities Corp.             7.32              10/15/2032                   2,098
    2,000      Citigroup Commercial Mortgage Trust(a)                 4.83               9/20/2051                   1,800
    3,000      Commercial Mortgage Trust                              4.58              10/15/2037                   2,941
    3,993      Commercial Mortgage Trust(a)                           4.02               3/03/2041                   3,891
    3,000      Commercial Mortgage Trust                              5.12               6/10/2044                   2,999
    3,000      Credit Suisse First Boston Mortgage
                  Securities Corp.(a)                                 6.65              12/18/2035                   3,131
    2,000      Credit Suisse First Boston Mortgage
                  Securities Corp.                                    4.92               4/15/2037                   1,750
    3,000      Credit Suisse First Boston Mortgage
                  Securities Corp.                                    5.10               8/15/2038                   2,942
    1,000      Credit Suisse First Boston Mortgage
                  Securities Corp.                                    4.82              10/15/2039                     935
    1,000      Credit Suisse First Boston Mortgage
                  Securities Corp.                                    7.17               5/17/2040                   1,050

28

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                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
  $ 2,000      Deutsche Mortgage & Asset Receiving Corp.              7.50%              6/15/2031                $  2,157
    1,000      Diversified REIT(a)                                    6.97               3/08/2010                   1,011
    2,000      Diversified REIT(a)                                    6.78               3/18/2011                   2,085
    3,780      DLJ Commercial Mortgage Corp.                          7.30               6/10/2032                   3,886
    3,650      First Union National Bank-Chase Manhattan Bank
                  Commercial Mortgage Trust                           7.06               6/15/2031                   3,748
      666      G-Force, LLC(a)                                        4.39               8/22/2036                     653
    1,500      GE Capital Commercial Mortgage Corp.(a)                5.34              12/10/2037                   1,511
    2,000      Global Signal Trust(a)                                 5.59               2/15/2036                   2,074
    1,115      GMAC Commercial Mortgage Security, Inc.                7.05(b)            5/15/2033                   1,138
    1,000      GMAC Commercial Mortgage Security, Inc.                6.50               5/15/2035                   1,013
    1,500      GMAC Commercial Mortgage Security, Inc.                5.04(b)           12/10/2041                   1,307
    1,000      GS Mortgage Securities Corp. II                        6.62               5/03/2018                   1,095
    3,881      GS Mortgage Securities Corp. II(a)                     6.04               8/15/2018                   3,974
    2,890      GS Mortgage Securities Corp. II                        7.17(b)            4/13/2031                   2,902
    2,000      GS Mortgage Securities Corp. II                        5.53               8/10/2038                   1,940
    2,000      GS Mortgage Securities Corp. II                        4.30               1/10/2040                   1,971
    2,000      Hilton Hotels Pool Trust(a)                            7.46              10/03/2015                   2,205
    5,000      J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    4.82               9/12/2037                   4,933
    2,000      J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.49               4/15/2043                   1,992
    2,000      J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.79               6/12/2043                   2,013
    5,000      J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.42              12/12/2043                   4,919
    2,000      J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.34(b)           12/15/2044                   2,032
    4,000      J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    6.07(b)            4/15/2045                   4,065
    1,000      J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.37               5/15/2045                     984
    1,000      LB-UBS Commercial Mortgage Trust(a)                    6.83               7/14/2016                   1,059
    4,000      LB-UBS Commercial Mortgage Trust                       4.58               8/15/2029                   3,951
    3,000      LB-UBS Commercial Mortgage Trust                       5.64(b)            3/15/2039                   3,005
    2,000      LB-UBS Commercial Mortgage Trust                       5.39               4/15/2040                   1,838
    3,000      Machine One Trust(a),(c)                               5.22               5/28/2040                   2,932
      503      Merrill Lynch Mortgage Investors, Inc.                 6.48              11/15/2026                     506
    3,443      Merrill Lynch Mortgage Investors, Inc.                 7.56              11/15/2031                   3,554
    2,000      Merrill Lynch Mortgage Trust                           5.10(b)            7/12/2038                   1,838
    4,000      Merrill Lynch Mortgage Trust                           5.76               8/12/2043                   3,983

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                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
  $ 2,000      Merrill Lynch-Countrywide Commercial Mortgage Trust    5.38%(b)           7/12/2046                $  1,969
    4,000      Morgan Stanley Capital I, Inc.                         5.97(b)            8/12/2041                   4,052
    4,600      Morgan Stanley Capital I, Inc.                         5.69               7/12/2044                   4,603
    3,445      Morgan Stanley Capital I, Inc.                         4.89               6/12/2047                   3,386
    5,000      Morgan Stanley Dean Witter Capital I, Inc.(a),(c)      5.13               5/24/2043                   4,914
    2,000      Morgan Stanley Dean Witter Capital I, Inc.             4.54               7/15/2056                   1,944
    3,000      Mortgage Capital Funding, Inc.                         7.26(b)            6/18/2030                   3,054
    4,020      Nationslink Funding Corp.                              7.10(b)            1/20/2031                   4,095
    3,000      PNC Mortgage Acceptance Corp.                          7.51              12/10/2032                   3,138
    3,213      Prudential Securities Secured Financing Corp.          6.76               6/16/2031                   3,322
      241      Salomon Brothers Mortgage Securities VII, Inc.         6.34              12/18/2033                     241
    1,000      SBA Commercial Mortgage-Backed Trust(a)                5.56              11/15/2036                   1,016
      439      TIAA Real Estate Co. Ltd.(a)                           6.56               6/19/2026                     441
    2,000      Timberstar Trust(a)                                    5.75              10/15/2036                   1,996
   10,000      Wachovia Bank Commercial Mortgage Trust                5.00               7/15/2041                  10,026
    2,000      Wachovia Bank Commercial Mortgage Trust                5.08               3/15/2042                   1,936
    2,000      Wachovia Bank Commercial Mortgage Trust                4.81               4/15/2042                   1,951
    5,000      Wachovia Bank Commercial Mortgage Trust                5.62               7/15/2045                   5,045
    5,000      Wachovia Bank Commercial Mortgage Trust                5.50              10/15/2048                   5,018
                                                                                                                  --------
                                                                                                                   184,678
                                                                                                                  --------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.4%)
   37,816      Credit Suisse First Boston Mortgage
                 Securities Corp., acquired 8/30/2004;
                 cost $1,637(a),(g)                                   0.95               1/15/2037                     776
   32,682      Credit Suisse First Boston Mortgage
                 Securities Corp., acquired 6/17/2003 &
                 12/05/2007; cost $1,553(a),(g)                       1.81               5/15/2038                   1,094
   20,758      Greenwich Capital Commercial Funding Corp.,
                 acquired 7/17/2003 & 8/13/2003;
                 cost $1,188(a),(g)                                   2.22               1/11/2035                     723
   66,160      GS Mortgage Securities Corp. II, acquired
                 5/13/2004; cost $995(a),(g)                          0.38               5/03/2018                     489
    9,373      LB-UBS Commercial Mortgage Trust,
                 acquired 7/16/2003; cost $474(a),(g)                 0.83               4/15/2037                     127
   14,207      Morgan Stanley Dean Witter Capital I, Inc.,
                 acquired 1/23/2004; cost $773(a),(g)                 1.07               9/13/2045                     374
                                                                                                                  --------
                                                                                                                     3,583
                                                                                                                  --------
               Total Financials                                                                                    188,261
                                                                                                                  --------
               Total Commercial Mortgage Securities (cost: $188,201)                                               188,261
                                                                                                                  --------

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                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY ISSUES (1.4%)(h)

               COLLATERALIZED MORTGAGE OBLIGATIONS (0.6%)
  $ 2,000      Freddie Mac(+)                                         4.50%              1/15/2029                $  2,013
    1,098      Freddie Mac(+)                                         6.00               2/15/2013                   1,143
      122      Freddie Mac(+)                                         6.00              10/15/2018                     122
    1,396      Government National Mortgage Assn.                     6.00               3/20/2014                   1,413
                                                                                                                  --------
                                                                                                                     4,691
                                                                                                                  --------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
   15,167      Government National Mortgage Assn.                     1.74               7/16/2010                     264
                                                                                                                  --------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.8%)
    2,258      Freddie Mac(+)                                         5.00               9/01/2020                   2,288
    4,163      Freddie Mac(+)                                         5.50               4/01/2036                   4,217
                                                                                                                  --------
                                                                                                                     6,505
                                                                                                                  --------
               Total U.S. Government Agency Issues (cost: $11,138)                                                  11,460
                                                                                                                  --------
               U.S. TREASURY SECURITIES (2.7%)

               INFLATION-INDEXED NOTES (2.7%)
   20,080      2.38%, 1/15/2025(c) (cost: $19,628)                                                                  22,145
                                                                                                                  --------
               MUNICIPAL BONDS (6.9%)

               AIRPORT/PORT (0.5%)
    2,000      College Park (INS)                                     5.76               1/01/2015                   2,118
    2,025      Riverside (INS)                                        5.19               8/01/2017                   2,079
                                                                                                                  --------
                                                                                                                     4,197
                                                                                                                  --------
               APPROPRIATED DEBT (0.5%)
    1,940      Commonwealth Financing Auth. (INS)                     5.63               6/01/2023                   2,087
    1,800      Reeves County (INS)                                    5.75               3/01/2012                   1,798
                                                                                                                  --------
                                                                                                                     3,885
                                                                                                                  --------
               CASINOS & GAMING (0.6%)
    1,000      Mashantucket (Western) Pequot Tribe(a)                 5.91               9/01/2021                     916
    4,000      Seneca Nation of Indians Capital Improvements Auth.    6.75              12/01/2013                   4,111
                                                                                                                  --------
                                                                                                                     5,027
                                                                                                                  --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                            COUPON                                          VALUE
    (000)      SECURITY                                                RATE               MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               EDUCATION (0.4%)
  $ 2,000      California State Univ. (INS)                            5.27%            11/01/2017                $  2,138
    1,000      Univ. of Oklahoma                                       5.25             11/01/2019                   1,025
                                                                                                                  --------
                                                                                                                     3,163
                                                                                                                  --------
               ELECTRIC UTILITIES (0.4%)
    3,300      Illinois Dev. Finance Auth. (INS)(i)                    7.00              3/01/2017                   3,300
                                                                                                                  --------
               ELECTRIC/GAS UTILITIES (0.4%)
    2,000      Energy Acquisition Corp. II (INS)                       4.49              2/15/2008                   2,001
    1,000      North Carolina Eastern Municipal Power Agency           5.23              1/01/2011                   1,033
                                                                                                                  --------
                                                                                                                     3,034
                                                                                                                  --------
               GENERAL OBLIGATION (0.7%)
    1,000      Bucks County (INS)                                      3.94             12/15/2008                   1,004
    2,000      Hopewell                                                5.25              7/15/2009                   2,003
    2,000      King County                                             4.32             12/01/2010                   2,048
    1,000      Riverside (INS)                                         4.21              2/15/2011                   1,017
                                                                                                                  --------
                                                                                                                     6,072
                                                                                                                  --------
               HOSPITAL (0.3%)
    1,000      Medical Univ. (INS)                                     5.01              2/15/2015                   1,031
    1,435      New Jersey Health Care Facilities Financing Auth.       5.10              3/01/2010                   1,484
                                                                                                                  --------
                                                                                                                     2,515
                                                                                                                  --------
               MULTIFAMILY HOUSING (0.1%)
    1,080      American Eagle Northwest LLC                            4.97             12/15/2018                   1,099
                                                                                                                  --------
               NURSING/CCRC (0.9%)
    2,000      California Statewide Communities
                  Development Auth. (INS)                              5.59              2/01/2015                   1,931
    1,500      Martin Luther King Foundation, Inc. (INS)(i)           12.00             12/01/2028                   1,500
    4,050      Yellowwood Acres, Inc. (INS)(i)                        12.00             12/01/2028                   4,050
                                                                                                                  --------
               Total Nursing/CCRC                                                                                    7,481
                                                                                                                  --------
               OIL & GAS REFINING & MARKETING (0.1%)
    1,000      Harris County                                           5.68              3/01/2023                   1,045
                                                                                                                  --------

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                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               SALES TAX (0.3%)
  $ 2,500      Sales Tax Asset Receivable Corp.                       4.76%             10/15/2015                $  2,482
                                                                                                                  --------
               SPECIAL ASSESSMENT/TAX/FEE (1.4%)
    2,000      Charlotte                                              5.35              12/01/2010                   2,106
    2,780      Charlotte                                              5.37              12/01/2011                   2,948
    3,000      Erie County, Tobacco Asset Securitization Corp.        6.00               6/01/2028                   2,647
    1,000      New York State Environmental Facilities Corp. (INS)    4.02              12/15/2009                   1,006
    1,000      New York State Housing Finance Agency                  5.19               9/15/2011                   1,057
    2,000      New York State Urban Development Corp. (INS)           4.38              12/15/2011                   2,039
                                                                                                                  --------
                                                                                                                    11,803
                                                                                                                  --------
               WATER/SEWER UTILITY (0.3%)
    2,000      Escondido Joint Powers Financing Auth. (INS)           5.53               9/01/2018                   2,104
                                                                                                                  --------
               Total Municipal Bonds (cost: $56,297)                                                                57,207
                                                                                                                  --------

NUMBER OF
   SHARES
---------
               PREFERRED SECURITIES (2.3%)

               CONSUMER STAPLES (0.4%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.4%)
   30,000      Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)                            2,776
                                                                                                                  --------
               FINANCIALS (1.4%)
               -----------------
               DIVERSIFIED BANKS (0.1%)
   50,000      HSBC Holdings, Series A, 6.20%, perpetual                                                             1,195
                                                                                                                  --------
               LIFE & HEALTH INSURANCE (0.3%)
  100,000      Delphi Financial Group, Inc., 7.38%, perpetual                                                        2,226
                                                                                                                  --------
               PROPERTY & CASUALTY INSURANCE (0.4%)
   20,000      Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                                                2,141

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL
   AMOUNT                                                                                                           MARKET
  $(000)/                                                                                                            VALUE
   SHARES      SECURITY                                                                                              (000)
--------------------------------------------------------------------------------------------------------------------------
   $1,000      White Mountains Re Group, Junior
                  Subordinated Notes, 7.51%, perpetual(a)                                                         $    915
                                                                                                                  --------
                                                                                                                     3,056
                                                                                                                  --------
               REINSURANCE (0.4%)
    2,000      Ram Holdings Ltd., Series A, 7.50%,
                  non-cumulative, perpetual                                                                            602
   $3,000      Swiss Re Capital I LP, 6.85%, perpetual(a)                                                            2,907
                                                                                                                  --------
                                                                                                                     3,509
                                                                                                                  --------
               REITs - INDUSTRIAL (0.1%)
   30,000      AMB Property Corp., Series O, 7.00%,
                  cumulative redeemable, perpetual                                                                     696
                                                                                                                  --------
               REITs - SPECIALIZED (0.1%)
   40,000      Public Storage, Inc., Series G, 7.00%, perpetual                                                        964
                                                                                                                  --------
               Total Financials                                                                                     11,646
                                                                                                                  --------
               U.S. GOVERNMENT (0.5%)(h)
               -------------------------
   80,000      Fannie Mae, 8.25%, perpetual(+)                                                                       2,125
   80,000      Freddie Mac, 8.38%, perpetual(+)                                                                      2,153
                                                                                                                  --------
               Total U.S. Government                                                                                 4,278
                                                                                                                  --------
               Total Preferred Securities (cost: $20,356)                                                           18,700
                                                                                                                  --------

PRINCIPAL
   AMOUNT                                                           COUPON
    (000)                                                             RATE                MATURITY
---------                                                           ------                --------
               MONEY MARKET INSTRUMENTS (2.5%)

               COMMERCIAL PAPER (2.2%)

               CONSUMER STAPLES (2.2%)
               -----------------------
               PACKAGED FOODS & MEAT (2.2%)
  $18,073      Kraft Foods, Inc.                                      3.20%              2/01/2008                  18,073
                                                                                                                  --------

               VARIABLE-RATE DEMAND NOTES (0.3%)

               CONSUMER DISCRETIONARY (0.1%)
               -----------------------------
               HOME FURNISHINGS (0.1%)
    1,690      Caddo Parrish (LOC - Capital One, N.A.)                4.00               7/01/2024                   1,690
                                                                                                                  --------

34

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                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               FINANCIALS (0.1%)
               -----------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
  $   650      Wryneck Ltd. (LOC - Huntington National Bank)          4.26%              1/01/2020                $    650
                                                                                                                  --------
               MUNICIPAL BONDS (0.1%)
               ----------------------
               BUILDINGS (0.1%)
      460      Precision Aggregate I, LLC (LOC - Huntington
                  National Bank)                                      4.51               8/03/2015                     460
                                                                                                                  --------
               Total Variable-Rate Demand Notes                                                                      2,800
                                                                                                                  --------
               Total Money Market Instruments (cost: $20,873)                                                       20,873
                                                                                                                  --------

               TOTAL INVESTMENTS (COST: $840,383)                                                                 $829,816
                                                                                                                  ========

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 10.3% of net assets at January 31, 2008.

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         ASSET-BACKED AND COMMERCIAL MORTGAGE SECURITIES - weighted life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

         EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

         INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

36

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

         U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              REIT    Real estate investment trust

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

              (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., ACA Financial Guarantee Corp., Financial Guaranty Insurance Co., Financial Security Assurance Corp., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

         (b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2008.

         (c) At January 31, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

         (d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

         (e) At January 31, 2008, the aggregate market value of securities purchased on a when-issued basis was $2,999,000.

         (f) Security was fair valued at January 31, 2008, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

         (g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2008, was $3,583,000, which represented 0.4% of the Fund's net assets.

         (h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (i) Periodic auction reset bond - interest rate is reset periodically through an auction mechanism. The bond has the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

         (j) Currently the issuer is in default with respect to interest payments.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

ASSETS
  Investments in securities, at market value (identified cost of $840,383)     $829,816
  Cash                                                                               14
  Receivables:
     Capital shares sold                                                          2,027
     USAA Investment Management Company (Note 5C)                                   162
     Dividends and interest                                                       9,334
     Securities sold                                                              1,853
  Variation margin on futures contracts                                             558
                                                                               --------
        Total assets                                                            843,764
                                                                               --------
LIABILITIES
  Payables:
     Securities purchased                                                        10,143
     Capital shares redeemed                                                      1,050
     Dividends on capital shares                                                    406
  Accrued management fees                                                           203
  Accrued administration and servicing fees                                           4
  Accrued transfer agent's fees                                                      39
  Other accrued expenses and payables                                                62
                                                                               --------
        Total liabilities                                                        11,907
                                                                               --------
           Net assets applicable to capital shares outstanding                 $831,857
                                                                               ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                              $848,306
  Accumulated net realized loss on investments and futures transactions          (5,882)
  Net unrealized depreciation of investments                                    (10,567)
                                                                               --------
           Net assets applicable to capital shares outstanding                 $831,857
                                                                               ========
  Capital shares outstanding, unlimited number of shares authorized, no
     par value                                                                   84,232
                                                                               ========
  Net asset value, redemption price, and offering price per share              $   9.88
                                                                               ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED)

INVESTMENT INCOME
  Dividends                                                                $   415
  Interest income                                                           22,489
                                                                           -------
     Total income                                                           22,904
                                                                           -------
EXPENSES
  Management fees                                                            1,185
  Administration and servicing fees                                            582
  Transfer agent's fees                                                        708
  Custody and accounting fees                                                   83
  Postage                                                                       40
  Shareholder reporting fees                                                    28
  Trustees' fees                                                                 4
  Registration fees                                                             29
  Professional fees                                                             33
  Other                                                                          8
                                                                           -------
     Total expenses                                                          2,700
  Expenses paid indirectly                                                      (8)
  Expenses reimbursed                                                         (180)
                                                                           -------
     Net expenses                                                            2,512
                                                                           -------
NET INVESTMENT INCOME                                                       20,392
                                                                           -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS
  Net realized gain (loss) on:
     Investments                                                              (501)
     Futures transactions                                                      528
  Change in net unrealized appreciation/depreciation of investments          1,301
                                                                           -------
        Net realized and unrealized gain                                     1,328
                                                                           -------
Increase in net assets resulting from operations                           $21,720
                                                                           =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED),
AND YEAR ENDED JULY 31, 2007

                                                                                 1/31/2008         7/31/2007
                                                                                 ---------------------------
FROM OPERATIONS
  Net investment income                                                          $  20,392         $  27,832
  Net realized gain (loss) on investments                                             (501)              644
  Net realized gain on futures transactions                                            528               421
  Change in net unrealized appreciation/depreciation of investments                  1,301            (3,451)
  Change in net unrealized appreciation/depreciation of futures contracts                -               (77)
                                                                                 ---------------------------
        Increase in net assets resulting from operations                            21,720            25,369
                                                                                 ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                            (20,394)          (27,834)
                                                                                 ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                        227,870           377,239
  Reinvested dividends                                                              17,896            24,182
  Cost of shares redeemed                                                         (118,158)         (129,935)
                                                                                 ---------------------------
     Increase in net assets from capital share transactions                        127,608           271,486
                                                                                 ---------------------------
Net increase in net assets                                                         128,934           269,021

NET ASSETS
  Beginning of period                                                              702,923           433,902
                                                                                 ---------------------------
  End of period                                                                  $ 831,857         $ 702,923
                                                                                 ===========================
Accumulated undistributed net investment income:
  End of period                                                                  $       -         $       2
                                                                                 ===========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                                       22,987            37,738
  Shares issued for dividends reinvested                                             1,807             2,420
  Shares redeemed                                                                  (11,907)          (13,029)
                                                                                 ---------------------------
     Increase in shares outstanding                                                 12,887            27,129
                                                                                 ===========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Intermediate-Term Bond Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income without undue risk to principal.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

                  recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               3. Investments in open-end investment companies, other than
                  ETFs, are valued at their net asset value (NAV) at the end of each business day.

               4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

               5. Futures contracts are valued at the last quoted sales price.

               6. Securities for which market quotations are not readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

                  duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts.
               When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations. As of January 31, 2008, the Fund did not invest in any future contracts.

            C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

               ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

            E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
               Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2008, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $2,999,000, all of which were when-issued securities.

            F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2008, these custodian and other bank credits reduced the Fund's expenses by $8,000.

            G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

               contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 1.9% of the

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

         total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2008, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2007, the Fund had capital loss carryovers of $5,649,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2010 and 2014, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

       CAPITAL LOSS CARRYOVERS
-------------------------------------
 EXPIRES                    BALANCE
---------                ------------
  2010                    $5,609,000
  2014                        40,000
                          ----------
                 Total    $5,649,000
                          ==========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2008, were $174,289,000 and $58,195,000, respectively.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

         As of January 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2008, were $13,224,000 and $23,791,000, respectively, resulting in net unrealized depreciation of $10,567,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Investment Grade Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category. The base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $50 million of average net assets, 0.40% of that portion of average net assets over $50 million but not over $100 million, and 0.30% of that portion of average net assets over $100 million. For the six-month period ended January 31, 2008, the Fund's effective annualized base fee was 0.32% of the Fund's average net assets for the same period.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

               the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Intermediate Investment Grade Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the six-month period ended January 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $1,185,000, which is net of a performance adjustment of $(53,000) that decreased the effective base management fee of 0.32% by 0.01%.

            B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $582,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2008, the Fund reimbursed the Manager $6,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.65% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2008, the Fund incurred reimbursable expenses of $180,000, of which $162,000 was receivable from the Manager.

            D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $708,000.

            E. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended January 31, 2008, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                           COST TO      NET REALIZED
       SELLER                     PURCHASER               PURCHASER    GAIN TO SELLER
-------------------------------------------------------------------------------------
USAA High-Yield
  Opportunities Fund   USAA Intermediate-Term Bond Fund   $5,551,000      $254,000

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME
               TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

               adopted FIN 48 effective August 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

            B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
               MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS
               157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR
               VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS 159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                   PERIOD ENDED
                                   JANUARY 31,                       YEAR ENDED JULY 31,
                                   -----------------------------------------------------------------------
                                       2008           2007        2006        2005        2004        2003
                                   -----------------------------------------------------------------------
Net asset value at
  beginning of period              $   9.85       $   9.81    $  10.13    $  10.14    $  10.15    $   9.76
                                   -----------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                 .26            .50         .48         .47         .47         .54
  Net realized and
    unrealized gain (loss)              .03            .04(a)     (.32)       (.01)       (.01)        .39
                                   -----------------------------------------------------------------------
Total from investment
  operations                            .29            .54         .16         .46         .46         .93
                                   -----------------------------------------------------------------------
Less distributions from:
  Net investment income                (.26)          (.50)       (.48)       (.47)       (.47)       (.54)
                                   -----------------------------------------------------------------------
Net asset value at end
  of period                        $   9.88       $   9.85    $   9.81    $  10.13    $  10.14    $  10.15
                                   =======================================================================
Total return (%)*                      2.98           5.56        1.62        4.60        4.55        9.67
Net assets at end of
  period (000)                     $831,857       $702,923    $433,902    $359,073    $284,846    $218,691
Ratios to average net assets:**
  Expenses (%)(c)                       .65(b)         .65         .65         .65         .65         .65
  Expenses, excluding
     reimbursements (%)(c)              .70(b)         .74         .79         .74         .73         .72
  Net investment income (%)            5.25(b)        5.06        4.69        4.47        4.46        5.31
Portfolio turnover (%)                    8             28          30          42          24          97

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended January 31, 2008, average net assets were $772,148,000.
(a) Reflected a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses is due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the portfolio.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical

54

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2008

         example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                     BEGINNING            ENDING            DURING PERIOD*
                                   ACCOUNT VALUE       ACCOUNT VALUE       AUGUST 1, 2007 -
                                  AUGUST 1, 2007     JANUARY 31, 2008     JANUARY 31, 2008
                                 ----------------------------------------------------------
Actual                               $1,000.00           $1,029.80              $3.32

Hypothetical
  (5% return before expenses)         1,000.00            1,021.87               3.30

*Expenses are equal to the Fund's annualized expense ratio of 0.65%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.98% for the six-month period of August 1, 2007, through January 31, 2008.

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

56

 N O T E S
==========----------------------------------------------------------------------

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Barbara B. Ostdiek, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE ONLINE NOW
           SELF-SERVICE 24/7    At "Products & Services" click
                 AT USAA.COM    "Investments" then "Mutual Funds"

                     OR CALL    View account balance, transactions, fund
              (800) 531-USAA    prices, or exchange/redeem fund shares.
                                Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------

   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40049-0308                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    03-31-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    03-31-2008
         ------------------------------


By:*     ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    03-31-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.